12. COMMON STOCK (Details Narrative) (USD $)	0 Months Ended	1 Months Ended								12 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Sep. 05, 2013	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jun. 30, 2014	Apr. 30, 2014	Sep. 26, 2013	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 22, 2013	Oct. 07, 2013	Mar. 08, 2013	May 20, 2013	Mar. 17, 2015		Mar. 10, 2014		Dec. 30, 2013		Dec. 05, 2013		Nov. 26, 2013		Nov. 19, 2013		Mar. 21, 2013
Company issued shares of its common stock to investors, Amount		$ 310,000					$ 130,000			$ 312,500	$ 5,905,000
Company issued shares of its common stock to investors, Shares		103,334					17,334			41,667	929,167
Holder of warrant exercised the warrant on a cashless basis resulting in the issuance of shares																		5,339	[1]							13,334	[1]	64,815	[1]
Shares of common stock issued to a consultant in exchange for services																16,667	[2]					83,334	[3]	16,667	[4]
Common stock and Warrants offered to an investor			Company issued 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.	Company issued 26,667 shares of its common stock and warrants to purchase 30,934 shares of common stock to an investor for $200,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.	Company issued 13,334 shares of its common stock and warrants to purchase 15,467 shares of common stock to an investor for $100,000. The warrant exercise prices was $4.50 per share. The warrants expire on December 31, 2015.	Company issued 100,000 shares of its common stock and warrants to purchase 116,667 shares of common stock to an investor for $750,000. The warrant exercise price was $4.50 per share. The warrants expire on December 31, 2015.
Stock repurchased through exercise of options										3,334
Payment for repurchase of stock with options										10,000
Shares reissued to shareholders from whom the Company previously repurchased such shares but had not paid the repurchase price		301,334
Extinguishment of current and due for repurchase of shares		904,000
Stock issued to certain directors for their service as directors																				800,000	[5]
Loss on derivative liability option											429,000
Warrants convertible into common stock										530,373
Intrinsic value of the warrants		1,527,474								1,527,474
Shares forfeited	8,334							70,313	250,000
Common stock issued in satisfaction of liabilities, value										$ 904,002
Common stock issued in satisfaction of liabilities, shares										301,334
Unique Materials 1
Debt Conversion Description									Unique Materials converted the $650,000 of outstanding principal due under the September Note together with interest of $25,644 into 225,215 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $439,169 as loss on settlement of debt.
Unique Materials 2
Debt Conversion Description									Unique Materials converted the $250,000 of outstanding principal due under the November Note together with interest of $7,534 into 85,845 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $167,397 as loss on settlement of debt.
Unique Materials 3
Debt Conversion Description									Unique Materials converted the $150,000 of outstanding principal due under the February Note together with interest of $2,950 into 50,984 shares of the Company’s common stock at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $99,418 as loss on settlement of debt.
Logic
Debt Conversion Description									Logic converted liabilities of $800,000 into 266,667 of the Company’s restricted common shares at $3.00 per share. The fair value of the stock on the date of conversion was $4.95 and the Company recorded the difference between the conversion price and the fair value of $520,000 as loss on settlement of debt.
John and Mark Family Limited
Debt Conversion Description												John and Mark Family Limited May Note with an outstanding principal of $100,000 due, was converted into 22,223 shares of the Company’s common stock at $4.50 per share. The fair market value of the common stock on August 22, 2013 was $7.05 per share and the Company recorded a loss on debt settlement of $56,667, which equals the difference between the fair market value of the shares on the date of conversion and the conversion price as loss on debt settlement.
Mr. Cassidy
Debt Conversion Description													Mr. Cassidy converted $3,000,000 of accrued compensation-officers into 1,000,000 shares of its common stock at $3.00 per share.The Company valued the 1,000,000 shares at the June 5, 2013 fair market value of $5.82 and expensed $5,820,000 during the year ended December 31, 2013.
Lattimore Properties
Option purchase agreement														The Company entered into an option purchase agreement with Lattimore Properties pursuant to which the Company granted Lattimore Properties a three-year option to purchase up to 1,000,000 shares of our commons stock at $3.00 per share in consideration for $75,000. The Company valued the option at $5.18 per share using Black Scholes Merton Model and expensed $5,103,600, less the $75,000 paid, during the year ended December 31, 2013.
Postscriptum Ventures
Option purchase agreement															The Company entered into an Option Agreement with Postscriptum Ventures where by Poststrictum paid $50,000 for the option to purchase 216,667 shares of common stock at the higher of 75% of the ten-day closing average or $6.00 per share through December 30, 2013. The Company valued the option at $3.72 using Black Scholes Merton Model.

[1]	The warrant price was $1.50 per share.
[2]	The shares were valued at $129,500 and were expensed as selling, general and administrative expenses during the three months ended March 31, 2014.
[3]	The shares were valued at the fair market price of $8.46 per share. The Company recorded consulting expense in the amount of $705,000 during the three months ended December 31, 2013.
[4]	The shares were valued at the fair market price of $9.42 per share and the Company expensed $157,000 during the three months ended December 31, 2013.
[5]	The fair value of the Company's stock on the date of grant was $8.76.